Schedule II - Valuation and Qualifying Accounts (Details) - Valuation allowance for deferred tax assets [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 76.5	$ 76.2	$ 67.6
Charged to Costs and Expenses	6.1	25.1	20.7
Acquired Obligations	0.0	0.0	0.0
Deductions	(21.6)	(24.8)	(12.1)
Balance at End of Period	$ 61.0	$ 76.5	$ 76.2